LEASE	6 Months Ended
Sep. 30, 2025
Lease
LEASE

NOTE 9. LEASE

The Company leases office space in Hong Kong under a non-cancelable operating lease agreement executed on June 26, 2023, with a term ending August 15, 2025. This lease has been extended to end on August 17, 2027.

In April 2024, the Company entered into two additional non-cancelable operating lease agreements for office spaces located in Rolling Hills Estates, California. The first lease commenced on April 10, 2024, and expired on November 30, 2025. The Company has renewed the lease agreement with leasing period from December 1, 2025 to December 31, 2026. The second lease began on April 22, 2024, and was terminated on April 30, 2025. In November 2024, the Company entered into another lease for office space in Rolling Hills Estates, which commenced on November 11, 2024, and will expire on December 31, 2025. The lease terminated in April 2025 has been extended to October 2025.

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	September 30, 2025	March 31, 2025
Operating leases:
Operating lease right-of-use assets	$53,214	$37,999

Operating lease liabilities, current	$32,489	$38,109
Operating lease liabilities, noncurrent	20,868	-
Total operating lease liabilities	$53,357	$38,109

Weighted average remaining lease term (in years)	1.86	0.43

The components of lease expenses for the six months ended September 30, 2025 and 2024 were as follows:

	For the six-month ended September 30,
	2025	2024
Operating lease cost	$66,672	$54,904
Cost of other leases with period less than one year and variable lease costs	(13,092)	(3,226)

	$53,580	$51,678

Weighted average discount rate (%)	3.63%	3.63%

Supplemental cash flow information related to leases for the six months ended September 30, 2025 and 2024 were as follows:

	For the six -month ended September 30,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024
Operating cash flows from operating leases	$53,580	$51,678
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$59,600	$63,352

As of September 30, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

As of September 30, 2025	Operating Lease
2025	$16,344
2026	38,634
Total lease payments	54,978
Less: Imputed interest	(1,621)
Present value of lease liabilities	$53,357
Less: current portion	(32,489)
Lease obligations, noncurrent	$20,868